Time Deposit Maturities (Schedule Of Time Deposits Included In Interest-Bearing Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposit Maturities [Abstract]
2013	$ 872,504
2014	285,568
2015	155,079
2016	95,808
2017	61,159
2018 and after	53,310
Time Deposits, including CDs 100,000 or more	1,523,428
Total certificates of deposit $100,000 and more	$ 503,490	$ 608,518